ACCRUED EXPENSES AND OTHER PAYABLES (Details) - USD ($)	Sep. 30, 2020	Dec. 31, 2019
CASH AT BANK (Details)
Accrued audit fee		$ 12,000
Accrued lawyer fee		20,000
Accrued expenses	$ 220,412	$ 32,000